CONCENTRATION (Schedule of Major Supplier Concentrations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Purchases from suppliers	$ 110,250,876	$ 102,353,957	$ 111,611,457
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.00%
Supplier Concentration Risk [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases from suppliers	87,209,870	80,156,379	80,523,511
Concentration risk percentage	82.00%	78.00%	89.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company X (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers	20,021,833		39,484,102
Concentration risk percentage	19.00%		44.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company Y (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers	54,268,855	32,748,784
Concentration risk percentage	51.00%	32.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company Z (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers		47,407,595	30,028,975
Concentration risk percentage		46.00%	33.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company U (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers			11,010,434
Concentration risk percentage			12.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company V (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 12,919,182
Concentration risk percentage	12.00%